Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net income for the year	$ 2,043	$ 2,059
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	2,488	2,211
Program rights amortization	77	58
Finance costs	840	793
Income tax expense	712	758
Post-employment benefits contributions, net of expense	(75)	(44)
Gain on disposition of property, plant and equipment	0	(16)
Net change in contract asset balances	(204)	(354)
Net change in financing receivable balances	(84)	0
Other	46	33
Cash provided by operating activities before changes in non-cash working capital items, income taxes paid, and interest paid	5,843	5,498
Change in non-cash operating working capital items	(138)	(114)
Cash provided by operating activities before income taxes paid and interest paid	5,705	5,384
Income taxes paid	(400)	(370)
Interest paid	(779)	(726)
Cash provided by operating activities	4,526	4,288
Investing activities:
Capital expenditures	(2,807)	(2,790)
Additions to program rights	(60)	(54)
Changes in non-cash working capital related to capital expenditures and intangible assets	(35)	(125)
Acquisitions and other strategic transactions, net of cash acquired	(1,731)	0
Other	21	25
Cash used in investing activities	(4,612)	(2,944)
Financing activities:
Net proceeds received on short-term borrowings	30	508
Net issuance (repayment) of long-term debt	2,184	(823)
Net (payments) proceeds on settlement of debt derivatives and forward contracts	(121)	388
Transaction costs incurred	(61)	(18)
Principal payments of lease liabilities	(167)
Repurchase of Class B Non-Voting Shares	(655)	0
Dividends paid	(1,016)	(988)
Other	(19)	0
Cash provided by (used in) financing activities	175	(933)
Change in cash and cash equivalents	89	411
Cash and cash equivalents (bank advances), beginning of year	405	(6)
Cash and cash equivalents, end of year	$ 494	$ 405